Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Receivables

Supporting Information

	December 31, 2018	December 31, 2017

Trade accounts – third parties	$2,628	$314
– Canpotex (Note 30)	208	82
Less provisions for impairment of trade accounts receivable	(90)	(6)

	2,746	390
Rebates	169	–
Income taxes (Note 9)	248	24
Other non-trade accounts	179	75

	$3,342	$489